Summary of Significant Accounting Policies - Summary of Measurement Category of Financial Assets and Financial Liabilities (Detail)	12 Months Ended
Dec. 31, 2020
Accounts payable and accrued expenses and Other long-term liabilities [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Liabilities	Amortized cost
Measurement, Liabilities	Amortized cost
Deferred consideration, contingent consideration and other payables [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Liabilities	FVTPL
Measurement, Liabilities	Fair value
Derivative liabilities [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Liabilities	FVTPL
Measurement, Liabilities	Fair value
Short-term borrowings [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Liabilities	Amortized cost
Measurement, Liabilities	Amortized cost
Lease liabilities [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Liabilities	Amortized cost
Measurement, Liabilities	Amortized cost
Long-term notes payable and loans payable [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Liabilities	Amortized cost
Measurement, Liabilities	Amortized cost
Cash and cash equivalents [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Assets	Amortized cost
Measurement, Assets	Amortized cost
Restricted cash [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Assets	Amortized cost
Measurement, Assets	Amortized cost
Accounts receivable [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Assets	Amortized cost
Measurement, Assets	Amortized cost
Loans receivable [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Assets	Amortized cost or FVTPL
Measurement, Assets	Amortized cost or fair value
Investments [member]
Description of Measurement Category of Financial Assets and Financial Liabilities [Line Items]
Classification, Assets	FVTPL
Measurement, Assets	Fair value